As filed with the Securities and Exchange Commission on April 27, 2012

1933 Act File No. 333- 177597

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. [   ]     ☒ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Touchstone Strategic Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This post-effective amendment is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-177597), filed with the Commission on October 28, 2011 (the “Registration Statement”). Part A is incorporated herein by reference to the definitive proxy statement/prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on December 6, 2011 and Part B is incorporated herein by reference to post-effective amendment no. 1 to the Registration Statement, filed with the Commission on November 30, 2011 (“Post-Effective Amendment No. 1”).

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a) Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16.  EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)

Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)

Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)

Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)

Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)	Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s

Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)

Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)

Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)

Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)

Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)

Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)

Amendments to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1)(l) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(2) BY-LAWS OF THE REGISTRANT

(a)

By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization with respect to Old Mutual Funds I and Touchstone Strategic Trust is filed herewith.

(b)	Agreement and Plan of Reorganization with respect to Old Mutual Funds II and Touchstone Strategic Trust is filed herewith.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b)

Form of Amended and Restated Schedule I to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(b) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 24, 2011.

(c)

Form of Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit 28(d)(1)(c) of Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 24, 2011.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(f)

Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(k)

Form of Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund is filed herewith.

(l)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Dynamic Equity Fund is filed herewith.

(m)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the U.S. Long/Short Fund is filed herewith.

(n)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Value Fund is filed herewith.

(o)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the International Small Cap Fund is filed herewith.

(p)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Emerging Growth Fund is filed herewith.

(q)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Mid Cap Value Opportunities Fund is filed herewith.

(r)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Small Cap Value Opportunities Fund is filed herewith.

(s)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisers, Inc. with respect to the Focused Fund is filed herewith.

(t)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Acadian Asset Management LLC with respect to the International Equity Fund is filed herewith.

(u)	Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Capital Growth Fund is filed herewith.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No.  68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Registrant’s Plans of Distribution pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class A Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 28(m)(3) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(d)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class C Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value

Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 28(m)(4) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(e)

Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit 28(n) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Opinion of Pepper Hamilton LLP, as to certain tax consequences, with respect to Old Mutual Funds I and Touchstone Strategic Trust, is filed herewith.

(b)	Opinion of Pepper Hamilton LLP, as to certain tax consequences, with respect to Old Mutual Funds II and Touchstone Strategic Trust, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)

Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(d)	Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is filed herewith.

(e)

Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(f)	Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is filed herewith.

(g)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(h)	Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is filed herewith.

(i)

Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(j)

Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (13)(h) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(k)

Amendment to Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(l)

Expense Limitation Agreement with Touchstone Advisors, Inc. with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14)(a) of Form N-14 (File Nos. 333-177597) filed with the SEC on November 30, 2011.

(b)	Consent of PricewaterhouseCoopers LLP is herein incorporated by reference to Exhibit (14)(b) of Form N-14 (File Nos. 333-177597) filed with the SEC on November 30, 2011.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(17) ADDITIONAL EXHIBITS

(a)	Form of Proxy Card is herein incorporated by reference to Exhibit (17)(a) of Form N-14 (File No. 333-177597) filed with the SEC on October 28, 2011.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and State of Ohio on the 27th day of April 2012.

Touchstone Strategic Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*		Trustee	April 27, 2012
Phillip R. Cox

*		Trustee	April 27, 2012
Donald C. Siekmann

*		Trustee	April 27, 2012
H. Jerome Lerner

*		Trustee	April 27, 2012
John P. Zanotti

*		Trustee	April 27, 2012
Susan J. Hickenlooper

/s/ Jill T. McGruder		Trustee and President	April 27, 2012
Jill T. McGruder

/s/ Terrie A. Wiedenheft		Controller, Treasurer and Principal Financial Officer	April 27, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(4)(a)	Agreement and Plan of Reorganization with respect to Old Mutual Funds I and Touchstone Strategic Trust
(4)(b)	Agreement and Plan of Reorganization with respect to Old Mutual Funds II and Touchstone Strategic Trust
(6)(k)

Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund

(6)(l)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Dynamic Equity Fund
(6)(m)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the U.S. Long/Short Fund
(6)(n)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Value Fund
(6)(o)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the International Small Cap Fund
(6)(p)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Emerging Growth Fund
(6)(q)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Mid Cap Value Opportunities Fund
(6)(r)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Small Cap Value Opportunities Fund
(6)(s)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisers, Inc. with respect to the Focused Fund
(6)(t)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Acadian Asset Management LLC with respect to the International Equity Fund
(6)(u)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Capital Growth Fund
(12)(a)	Tax Opinion of Pepper Hamilton LLP with respect to Old Mutual Funds I and Touchstone Strategic Trust
(12)(b)	Tax Opinion of Pepper Hamilton LLP with respect to Old Mutual Funds II and Touchstone Strategic Trust
(13)(d)	Amendment to the Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc.
(13)(f)	Amendment to the Transfer Agency Agreement and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.
(13)(h)	Amended and Restated Schedule A to the State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.
(13)(l)	Expense Limitation Agreement